Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Relevant Tax Laws and Regulations

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the six months ended June 30,
	2024 SGD	2025 SGD	2025 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	103,697	243,980	185,425
Foreign	-	-	-
Total (loss) before income taxes	103,697	243,980	185,425

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the years ended December 31,
	2022 SGD	2023 SGD	2024 SGD	2024 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	210,917	(33,313)	(850,004)	(637,503)
Foreign		-	-	-
Total income (loss) before income taxes	210,917	(33,313)	(850,004)	(637,503)

Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the six months ended
	June 30, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Income before income taxes	103,697	243,980	185,425
Singapore statutory income tax rate	17%	17%	17%
Non-deductible depreciation	13%	5%	5%
Non-deductible professional fees	59%	20%	20%
Other non-deductible expenses	2%	12%	12%
Tax rebate and exemption	-9%	0%	0%
Effective tax rate	82%	54%	54%

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2022 SGD	2023 SGD	2024 SGD	2024 USD
Profit (loss) before income taxes	210,917	(33,313)	(850,004)	(637,503)
Singapore statutory income tax rate	17%	17%	17%	17%

Non-deductible depreciation	9%	-70%	-3%	-3%
Non-deductible professional fees	62%	-467%	-9%	-9%
Other non-deductible expenses	5%	-39%	-1%	-1%
Tax rebate and exemption	-26%	673%	0%	0%
Effective tax rate	67%	114%	4%	4%

Schedule of Deferred tax Assets and Liability

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

Deferred tax assets as below,

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Deferred tax assets:
Bad debt provision	271,841	270,773	205,788
Lease liabilities	120,936	60,804	46,211
Net operating loss carried forward	32,641	33,709	25,618
Total deferred tax assets	425,418	365,286	277,617

Deferred tax liabilities:
Right-of-use assets	(120,936)	(60,804)	(46,211)
Total deferred tax liabilities	(120,936)	(60,804)	(46,211)
Net deferred tax assets	304,482	304,482	231,406

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	2023 SGD	2024 SGD	2024 USD
Allowance for credit loss	270,556	271,841	203,881
Lease liabilities	4,726	120,936	90,702
Net operating loss carried forward	-	32,641	24,481
Total deferred tax assets	275,282	425,418	319,064
Deferred tax liabilities:
Right-of-use assets	(7,069)	(120,936)	(90,702)
Total deferred tax liabilities	(7,069)	(120,936)	(90,702)
Net deferred tax asset:	268,213	304,482	228,362